UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,048,408	$ 422,200	¥ 2,840,807
Short-term investments	711,525	98,545	751,794
Accounts receivable, net of allowance of RMB32,298 and RMB30,972 as of December 31, 2023 and March 31, 2024, respectively	164,553	22,790	162,101
Prepayments and other current assets	270,544	37,470	251,900
Amounts due from related parties	¥ 135,085	$ 18,709	¥ 115,900
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Inventories	¥ 105,711	$ 14,641	¥ 119,078
Total current assets	4,435,826	614,355	4,241,580
Non-current assets
Restricted cash	946	131	946
Contract costs	105,440	14,603	98,220
Property and equipment, net	280,378	38,832	266,120
Operating lease right-of-use assets	1,662,001	230,184	1,712,580
Intangible assets, net	4,240	587	4,247
Goodwill	17,446	2,416	17,446
Other assets	93,435	12,942	100,939
Deferred tax assets	160,832	22,275	144,947
Total non-current assets	2,324,718	321,970	2,345,445
Total assets	6,760,544	936,325	6,587,025
Current liabilities
Operating lease liabilities, current	316,113	43,781	295,721
Accounts payable	443,512	61,426	594,545
Deferred revenue, current	381,768	52,874	406,066
Salary and welfare payable	132,487	18,349	189,823
Accrued expenses and other payables	759,669	105,213	684,391
Income taxes payable	169,241	23,440	136,201
Short-term borrowings	90,000	12,465	70,000
Amounts due to related parties	¥ 1,979	$ 274	¥ 1,104
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current liabilities	¥ 2,294,769	$ 317,822	¥ 2,377,851
Non-current liabilities
Operating lease liabilities, non-current	1,524,968	211,206	1,583,178
Deferred revenue, non-current	400,041	55,405	369,455
Long-term borrowings, non-current portion	2,000	277	2,000
Other non-current liabilities	210,318	29,129	194,452
Total non-current liabilities	2,137,327	296,017	2,149,085
Total liabilities	4,432,096	613,839	4,526,936
Shareholders' equity
Additional paid in capital	1,558,915	215,907	1,555,773
Retained earnings	764,384	105,866	507,226
Accumulated other comprehensive income	12,278	1,700	4,769
Total equity attributable to shareholders of the Company	2,335,877	323,515	2,068,068
Non-controlling interests	(7,429)	(1,029)	(7,979)
Total shareholders' equity	2,328,448	322,486	2,060,089
Commitments and contingencies
Total liabilities and shareholders' equity	6,760,544	936,325	6,587,025
Class A ordinary shares
Shareholders' equity
Ordinary shares	244	34	244
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56